Total revenues (Tables)	12 Months Ended
Dec. 31, 2024
Total revenues
Revenue by collaboration and by category of revenue

	Over time	Point in time	2024	2023	2022
			(Euro, in	(Euro, in	(Euro, in
			thousands)	thousands)	thousands)
Recognition of non-refundable upfront payments and license fees			€230,182	€230,242	€230,423
Gilead collaboration agreement for drug discovery platform	Ö		230,182	230,242	230,423

Reimbursement income			—	—	56
Novartis collaboration agreement for MOR106	Ö		—	—	56

Royalties			10,604	9,482	10,770
Gilead royalties on Jyseleca		Ö	10,604	9,466	10,726
Other royalties		Ö	—	16	44

Total collaboration revenues			€240,786	€239,724	€241,249